EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
21.	EMPLOYEE BENEFIT PLANS

The Company offers supplementary pension plans and defined benefit plans, such as medical assistance and life insurance, as set forth below:

21.1.	Pension plan

The Company has current supplementary retirement plans, as disclosed below.

21.1.1.	Pension plan - Suzano Prev

In 2005, the Company established the Suzano Prev pension plan, managed by BrasilPrev, an open private pension entity, which serves the employees of Suzano Group Companies, in the form of a defined contribution plan.

Under the terms of the benefit plan agreement, for employees who have a salary above 10 Suzano reference units (“URS”), in addition to the 0.5% contribution, the contributions of the company follow the employees’ contributions, and affect the portion of the salary that exceeds 10 URS, which can vary between 1% and 6% of the nominal salary. This plan is called Basic Contribution 1.

The Company’s contributions to the employees are 0.5% of the nominal salary that does not exceed 10 URS, even though there is no contribution by the employees. This plan is called Basic Contribution 2.

From August 2020, employees who have a salary lower than 10 URS will be able to invest 0.5 or 1.0% of their nominal salary, and the Company will monitor the employee’s contributions. The employee can choose to invest up to 12% of their salary in the Suzano Prev pension plan, and the excess of Basic Contribution 1 or 2 may be invested in the supplementary contribution, where there is no counter-entry from the Company, and the employee must consider the two contributions within the limit of 12% of the salary.

Access to the balance constituted by the Company’s contributions only occurs upon dismissal, and is directly related to the length of the employment relationship.

Contributions made by the Company for the year ended December 31, 2022 totaled R$15,248 recognized under employee benefits (R$13,993 as of December 31, 2021, including the balance from Fundação Senador José Ermírio de Moraes – Funsejem, terminated in July 2020).

21.2.	Defined benefits plan

The Company offers the following post-employment benefits in addition to the pension plans, which are measured based on actuarial calculations and recognized in the financial statement, as detailed below.

21.2.1.	Medical assistance

The Company guarantees healthcare program cost coverage for a group of former employees who retired up to 2007, as well as their spouses for life and underage dependents.

For other groups of former employees, who exceptionally, according to the Company’s criteria and resolutions or based on rights related to compliance with pertinent legislation, the Company ensures the healthcare program.

The main actuarial risks related are: (i) lower interest rates; (ii) longer than expected mortality tables; (iii) higher than expected turnover; and (iv) higher than expected growth in medical costs.

21.2.2.	Life insurance

The Company offers the life insurance benefit to the group of former employees who retired up to 2005 at the Suzano and São Paulo administrative offices, and did not opt for the supplementary retirement plan.

The main actuarial risks are: (i) lower interest rates; and (ii) higher than expected mortality.

21.2.3.	Roll-forward of actuarial liability

The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	December 31,	December 31,
	2022	2021
Opening balance	675,158	785,045
Interest on actuarial liabilities	59,258	55,849
Actuarial loss (gain)	12,231	(119,642)
Exchange rate variations	(577)	37
Benefits paid	(54,646)	(46,131)
Closing balance	691,424	675,158

21.2.4.	Economic actuarial assumptions and biometric data

The main economic actuarial assumptions and biometric data used in the actuarial calculations are set forth below:

	December 31,	December 31,
	2022	2021
Economic
Nominal discount rate – medical assistance and life insurance	10.07% p.a.	8.92% p.a.
Medical cost growth rate	6.86% p.a.	3.25% p.a.
Nominal inflation	3.50% p.a.	3.25% p.a.
Aging factor	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
	Men 4 years + old	Men 4 years + old
Family composition	and 90% married	and 90% married
Permanency in the plan	100%	100%

21.2.5.	Sensitivity analysis

The sensitivity analysis regarding the relevant assumptions of the plans as at December 31, 2022 is as set out below:

Discount rate		Medical costs growth rate
+0.50%	33,995	+1.00%	69,755

21.2.6.	Forecast amounts and average duration of payments of obligations

The expected benefit payments for future years (ten years), from the obligation of benefits granted and the average duration of the plan obligations are as set forth below:

Medical
assistance and
Payments	life insurance
2023	44,330
2024	47,488
2025	50,675
2026	54,003
2027	57,340
2028 to 2032	336,825